Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
ORIP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to Form 5500 At December 31, 2025 and 2024, there were no reconciling items from the financial statements to Form 5500.